Segmented information - Information about major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SEGMENTED INFORMATION
Revenues	$ 924.5	$ 786.5
Major Customer
SEGMENTED INFORMATION
Percentage of entity's revenue	90.00%	91.60%
Customer
SEGMENTED INFORMATION
Revenues	$ 832.4	$ 720.7
Rainy River | Customers one
SEGMENTED INFORMATION
Revenues	324.1	206.0
Rainy River | Customers two
SEGMENTED INFORMATION
Revenues	241.3	198.6
Rainy River | Customers three
SEGMENTED INFORMATION
Revenues		99.3
New Afton | Customers one
SEGMENTED INFORMATION
Revenues	167.1	125.7
New Afton | Customers two
SEGMENTED INFORMATION
Revenues	$ 99.9	$ 91.1